CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Apr. 27, 2021		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Apr. 27, 2021		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor		$ 287	24,713		25,000
Issuance of common stock to Sponsor (in shares)		2,875,000
Net income (loss)				(2,493)	(2,493)
Balance at the end at Jun. 30, 2021		$ 287	24,713	(2,493)	22,507
Balance at the end (in shares) at Jun. 30, 2021		2,875,000
Balance at the beginning at Apr. 27, 2021		$ 0	0	0	0
Balance at the beginning (in shares) at Apr. 27, 2021		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(3,038)
Balance at the end at Sep. 30, 2021		$ 287	24,713	(3,038)	21,962
Balance at the end (in shares) at Sep. 30, 2021		2,875,000
Balance at the beginning at Apr. 27, 2021		$ 0	0	0	0
Balance at the beginning (in shares) at Apr. 27, 2021		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor		$ 287	24,713		25,000
Issuance of common stock to Sponsor (in shares)		2,875,000
Net income (loss)	[1]			(11,371)	(11,371)
Balance at the end at Dec. 31, 2021		$ 287	24,713	(11,371)	13,629
Balance at the end (in shares) at Dec. 31, 2021		2,875,000
Balance at the beginning at Jun. 30, 2021		$ 287	24,713	(2,493)	22,507
Balance at the beginning (in shares) at Jun. 30, 2021		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(545)	(545)
Balance at the end at Sep. 30, 2021		$ 287	24,713	(3,038)	21,962
Balance at the end (in shares) at Sep. 30, 2021		2,875,000
Balance at the beginning at Dec. 31, 2021		$ 287	24,713	(11,371)	13,629
Balance at the beginning (in shares) at Dec. 31, 2021		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment		$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)		376,000
Proceeds allocated to public warrants, net of offering costs			3,533,617		3,533,617
Accretion of Common Stock subject to possible redemption to redemption value			(5,712,733)		(5,712,733)
Net income (loss)				(590,409)	(590,409)
Balance at the end at Mar. 31, 2022		$ 324	1,605,560	(601,780)	1,004,104
Balance at the end (in shares) at Mar. 31, 2022		3,251,000
Balance at the beginning at Dec. 31, 2021		$ 287	24,713	(11,371)	13,629
Balance at the beginning (in shares) at Dec. 31, 2021		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(1,075,657)
Balance at the end at Sep. 30, 2022		$ 324	1,605,560	(1,464,399)	141,484
Balance at the end (in shares) at Sep. 30, 2022		3,251,000
Balance at the beginning at Mar. 31, 2022		$ 324	1,605,560	(601,780)	1,004,104
Balance at the beginning (in shares) at Mar. 31, 2022		3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(722,400)	(722,400)
Balance at the end at Jun. 30, 2022		$ 324	1,605,560	(1,324,180)	281,704
Balance at the end (in shares) at Jun. 30, 2022		3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Common Stock subject to possible redemption to redemption value				(377,369)	(377,369)
Net income (loss)				237,150	237,150
Balance at the end at Sep. 30, 2022		$ 324	$ 1,605,560	$ (1,464,399)	$ 141,484
Balance at the end (in shares) at Sep. 30, 2022		3,251,000

[1]	This number includes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter (see Note 5).